Subsequent Events (Details) - Subsequent Event [Member] - USD ($)				1 Months Ended
	Aug. 07, 2019	Feb. 28, 2019	Jan. 14, 2019	Jan. 31, 2019
Subsequent Events (Details) [Line Items]
Repayments of Related Party Debt	$ 65,197
Debt Instrument, Interest Rate, Stated Percentage	10.00%
Debt Instrument, Convertible, Conversion Price (in Dollars per share)	$ 0.0065
Proceeds from License Fees Received			$ 5,000,000
Stock Issued During Period, Shares, Issued for Services (in Shares)				60,000
Stock Issued During Period, Value, Issued for Services				$ 26,600
Debt Conversion, Converted Instrument, Shares Issued (in Shares)		268,615
Debt Conversion, Original Debt, Amount		$ 53,168
Minimum [Member]
Subsequent Events (Details) [Line Items]
Debt Instrument, Convertible, Conversion Price (in Dollars per share)	0.03
Maximum [Member]
Subsequent Events (Details) [Line Items]
Debt Instrument, Convertible, Conversion Price (in Dollars per share)	$ 0.01